UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08437
Undiscovered Managers Funds
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class A Shares/Ticker: UBVAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class A Shares)	$64	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
UBVAX-1225
Undiscovered Managers Behavioral Value Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class C Shares/Ticker: UBVCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class C Shares)	$90	1.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
UBVCX-1225
Undiscovered Managers Behavioral Value Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class I Shares/Ticker: UBVSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class I Shares)	$51	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
UBVSX-1225
Undiscovered Managers Behavioral Value Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class L Shares/Ticker: UBVLX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class L Shares)	$46	0.90%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
UBVLX-1225
Undiscovered Managers Behavioral Value Fund - Class L

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class R2 Shares/Ticker: UBVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	$80	1.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
UBVRX-1225
Undiscovered Managers Behavioral Value Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class R3 Shares/Ticker: UBVTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	$67	1.30%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
UBVTX-1225
Undiscovered Managers Behavioral Value Fund - Class R3

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

Undiscovered Managers Behavioral Value Fund

Class R4 Shares/Ticker: UBVUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	$54	1.05%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
UBVUX-1225
Undiscovered Managers Behavioral Value Fund - Class R4

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

Undiscovered Managers Behavioral Value Fund

Class R5 Shares/Ticker: UBVVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	$46	0.90%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
UBVVX-1225
Undiscovered Managers Behavioral Value Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

Undiscovered Managers Behavioral Value Fund

Class R6 Shares/Ticker: UBVFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	$41	0.80%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
UBVFX-1225
Undiscovered Managers Behavioral Value Fund - Class R6

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
Undiscovered Managers Funds
December 31, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Automobile Components — 1.6%
Gentex Corp.	4,393	102,229
Gentherm, Inc. *	1,010	36,718
		138,947
Banks — 14.2%
Beacon Financial Corp.	3,480	91,758
CVB Financial Corp.	1,756	32,657
First Hawaiian, Inc.	4,092	103,527
FNB Corp.	14,701	251,394
Hope Bancorp, Inc.	5,051	55,363
KeyCorp	10,241	211,365
Old National Bancorp (a)	13,011	290,271
Simmons First National Corp., Class A	1,130	21,306
United Bankshares, Inc.	1,126	43,236
Valley National Bancorp	5,722	66,835
WaFd, Inc.	2,773	88,827
		1,256,539
Beverages — 2.2%
Primo Brands Corp.	11,621	189,997
Building Products — 1.3%
Resideo Technologies, Inc. *	3,337	117,206
Chemicals — 4.8%
Cabot Corp.	1,939	128,541
Celanese Corp.	3,245	137,190
Koppers Holdings, Inc.	834	22,571
LyondellBasell Industries NV, Class A	906	39,236
Olin Corp.	4,711	98,123
		425,661
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	911	38,513
Brink's Co. (The)	1,047	122,265
MillerKnoll, Inc.	2,563	46,845
		207,623
Construction & Engineering — 1.3%
Granite Construction, Inc. (a)	991	114,297
Containers & Packaging — 10.9%
Amcor plc (a)	47,489	396,057
Graphic Packaging Holding Co. (a)	14,078	212,019
Greif, Inc., Class A (a)	1,071	72,491
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — continued
Silgan Holdings, Inc.	2,821	113,878
Sonoco Products Co.	3,968	173,152
		967,597
Distributors — 2.3%
LKQ Corp.	6,625	200,079
Diversified Consumer Services — 0.4%
Frontdoor, Inc. *	652	37,602
Diversified REITs — 0.5%
Broadstone Net Lease, Inc.	2,615	45,421
Electric Utilities — 1.8%
Portland General Electric Co.	3,360	161,263
Electrical Equipment — 1.9%
Sensata Technologies Holding plc	5,029	167,425
Energy Equipment & Services — 1.0%
Patterson-UTI Energy, Inc.	13,823	84,459
Financial Services — 2.2%
NCR Atleos Corp. *	1,754	66,859
Radian Group, Inc.	1,742	62,679
Shift4 Payments, Inc., Class A * (a)	1,025	64,563
		194,101
Food Products — 1.1%
Flowers Foods, Inc.	9,047	98,436
Gas Utilities — 3.8%
Southwest Gas Holdings, Inc.	704	56,338
Spire, Inc.	1,346	111,301
UGI Corp.	4,552	170,390
		338,029
Health Care Equipment & Supplies — 5.6%
CONMED Corp.	1,351	54,854
Dentsply Sirona, Inc.	9,367	107,066
Envista Holdings Corp. *	3,234	70,208
ICU Medical, Inc. *	1,048	149,495
Integra LifeSciences Holdings Corp. *	3,059	37,993
Teleflex, Inc.	581	70,859
		490,475
Health Care Providers & Services — 1.0%
Ensign Group, Inc. (The)	481	83,828
Health Care REITs — 4.3%
Healthpeak Properties, Inc.	23,798	382,674
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	Undiscovered Managers Funds	1

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	1,310	8,923
Pebblebrook Hotel Trust (a)	4,912	55,605
		64,528
Hotels, Restaurants & Leisure — 1.0%
Marriott Vacations Worldwide Corp. (a)	1,466	84,596
Household Durables — 0.2%
Tri Pointe Homes, Inc. *	676	21,273
Household Products — 1.9%
Energizer Holdings, Inc.	3,027	60,208
Reynolds Consumer Products, Inc.	4,797	109,951
		170,159
Industrial REITs — 2.3%
Americold Realty Trust, Inc. (a)	13,572	174,538
Lineage, Inc.	808	28,258
		202,796
Insurance — 7.9%
Assured Guaranty Ltd.	723	64,962
Axis Capital Holdings Ltd.	379	40,546
CNO Financial Group, Inc.	3,216	136,571
Everest Group Ltd.	237	80,595
Horace Mann Educators Corp.	1,698	78,393
Kemper Corp.	2,857	115,825
White Mountains Insurance Group Ltd.	89	185,722
		702,614
Life Sciences Tools & Services — 0.2%
Avantor, Inc. *	1,346	15,421
Machinery — 6.5%
AGCO Corp.	1,985	207,028
JBT Marel Corp.	374	56,358
Kennametal, Inc.	1,102	31,320
Terex Corp.	2,391	127,624
Timken Co. (The)	1,489	125,245
Toro Co. (The)	316	24,878
		572,453
Marine Transportation — 0.6%
Matson, Inc.	436	53,805
Media — 0.4%
TEGNA, Inc.	1,852	35,938
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 0.8%
Black Hills Corp.	647	44,942
Northwestern Energy Group, Inc.	414	26,698
		71,640
Oil, Gas & Consumable Fuels — 3.0%
Devon Energy Corp.	5,190	190,124
Range Resources Corp.	2,112	74,458
		264,582
Pharmaceuticals — 1.0%
Perrigo Co. plc (a)	6,401	89,108
Professional Services — 3.3%
Concentrix Corp. (a)	1,558	64,788
Maximus, Inc.	1,312	113,297
Science Applications International Corp.	1,124	113,114
		291,199
Real Estate Management & Development — 0.1%
Cushman & Wakefield Ltd. *	585	9,475
Retail REITs — 1.6%
Kite Realty Group Trust	6,037	144,713
Software — 0.6%
NCR Voyix Corp. *	5,508	56,185
Specialized REITs — 1.2%
Rayonier, Inc.	4,674	101,201
Specialty Retail — 0.9%
Advance Auto Parts, Inc. (a)	2,008	78,931
Textiles, Apparel & Luxury Goods — 0.1%
Columbia Sportswear Co.	226	12,422
Trading Companies & Distributors — 0.8%
DNOW, Inc. *	2,831	37,517
MSC Industrial Direct Co., Inc., Class A	419	35,238
		72,755
Total Common Stocks (Cost $7,697,465)		8,817,453
Short-Term Investments — 2.1%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $26,498)	26,488	26,498
SEE NOTES TO FINANCIAL STATEMENTS.

2	Undiscovered Managers Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $158,989)	158,989	158,989
Total Short-Term Investments (Cost $185,487)		185,487
Total Investments — 101.8% (Cost $7,882,952)		9,002,940
Liabilities in Excess of Other Assets — (1.8)%		(157,133)
NET ASSETS — 100.0%		8,845,807

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $152,130.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	Undiscovered Managers Funds	3

STATEMENT OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

Undiscovered Managers Behavioral Value Fund
ASSETS:
Investments in non-affiliates, at value	$8,817,453
Investments in affiliates, at value	26,498
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	158,989
Cash	— (a)
Receivables:
Fund shares sold	8,502
Dividends from non-affiliates	16,745
Dividends from affiliates	220
Tax reclaims	716
Securities lending income (See Note 2.C.)	45
Total Assets	9,029,168
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	158,989
Fund shares redeemed	16,912
Accrued liabilities:
Investment advisory fees	5,475
Administration fees	548
Distribution fees	160
Service fees	742
Custodian and accounting fees	83
Trustees’ and Chief Compliance Officer’s fees	2
Other	450
Total Liabilities	183,361
Net Assets	$8,845,807

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

4	Undiscovered Managers Funds	December 31, 2025

Undiscovered Managers Behavioral Value Fund
NET ASSETS:
Paid-in-Capital	$7,539,490
Total distributable earnings (loss)	1,306,317
Total Net Assets	$8,845,807
Net Assets:
Class A	$620,032
Class C	29,097
Class I	2,434,723
Class L	2,676,274
Class R2	14,983
Class R3	5,443
Class R4	8,471
Class R5	32,597
Class R6	3,024,187
Total	$8,845,807
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	8,233
Class C	423
Class I	31,269
Class L	34,185
Class R2	202
Class R3	73
Class R4	109
Class R5	417
Class R6	38,534
Net Asset Value (a):
Class A — Redemption price per share	$75.31
Class C — Offering price per share (b)	68.77
Class I — Offering and redemption price per share	77.86
Class L — Offering and redemption price per share	78.29
Class R2 — Offering and redemption price per share	74.04
Class R3 — Offering and redemption price per share	74.20
Class R4 — Offering and redemption price per share	77.52
Class R5 — Offering and redemption price per share	78.17
Class R6 — Offering and redemption price per share	78.48
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$79.48
Cost of investments in non-affiliates	$7,697,465
Cost of investments in affiliates	26,498
Investment securities on loan, at value (See Note 2.C.)	152,130
Cost of investment of cash collateral (See Note 2.C.)	158,989

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	Undiscovered Managers Funds	5

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)
(Amounts in thousands)

Undiscovered Managers Behavioral Value Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)
Dividend income from non-affiliates	135,903
Dividend income from affiliates	860
Income from securities lending (net) (See Note 2.C.)	98
Total investment income	136,861
EXPENSES:
Investment advisory fees	36,246
Administration fees	3,625
Distribution fees:
Class A	829
Class C	120
Class R2	39
Class R3	7
Service fees:
Class A	829
Class C	40
Class I	3,267
Class L	1,440
Class R2	19
Class R3	7
Class R4	11
Class R5	17
Custodian and accounting fees	147
Interest expense to affiliates	12
Professional fees	44
Trustees’ and Chief Compliance Officer’s fees	25
Printing and mailing costs	337
Registration and filing fees	138
Transfer agency fees (See Note 2.F.)	84
Other	54
Total expenses	47,337
Less fees waived	(3,001)
Less expense reimbursements	(48)
Net expenses	44,288
Net investment income (loss)	92,573

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

6	Undiscovered Managers Funds	December 31, 2025

Undiscovered Managers Behavioral Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$447,837
Investments in affiliates	35
Net realized gain (loss)	447,872
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(121,009)
Investments in affiliates	(1)
Change in net unrealized appreciation/depreciation	(121,010)
Net realized/unrealized gains (losses)	326,862
Change in net assets resulting from operations	$419,435
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	Undiscovered Managers Funds	7

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	Undiscovered Managers Behavioral Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$92,573	$151,932
Net realized gain (loss)	447,872	733,619
Change in net unrealized appreciation/depreciation	(121,010)	(425,254)
Change in net assets resulting from operations	419,435	460,297
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(55,440)	(31,305)
Class C	(2,709)	(1,489)
Class I	(216,596)	(133,710)
Class L	(240,332)	(129,712)
Class R2	(1,293)	(710)
Class R3	(468)	(287)
Class R4	(733)	(375)
Class R5	(2,932)	(1,528)
Class R6	(278,052)	(161,857)
Total distributions to shareholders	(798,555)	(460,973)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(318,439)	480,740
NET ASSETS:
Change in net assets	(697,559)	480,064
Beginning of period	9,543,366	9,063,302
End of period	$8,845,807	$9,543,366
SEE NOTES TO FINANCIAL STATEMENTS.

8	Undiscovered Managers Funds	December 31, 2025

	Undiscovered Managers Behavioral Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$32,049	$114,557
Distributions reinvested	48,279	27,302
Cost of shares redeemed	(92,443)	(170,378)
Change in net assets resulting from Class A capital transactions	(12,115)	(28,519)
Class C
Proceeds from shares issued	868	6,257
Distributions reinvested	2,549	1,379
Cost of shares redeemed	(5,064)	(8,489)
Change in net assets resulting from Class C capital transactions	(1,647)	(853)
Class I
Proceeds from shares issued	348,396	1,004,483
Distributions reinvested	117,162	74,634
Cost of shares redeemed	(546,560)	(1,082,803)
Change in net assets resulting from Class I capital transactions	(81,002)	(3,686)
Class L
Proceeds from shares issued	251,226	629,917
Distributions reinvested	231,316	125,935
Cost of shares redeemed	(503,484)	(569,280)
Change in net assets resulting from Class L capital transactions	(20,942)	186,572
Class R2
Proceeds from shares issued	1,103	3,017
Distributions reinvested	1,293	710
Cost of shares redeemed	(1,762)	(4,737)
Change in net assets resulting from Class R2 capital transactions	634	(1,010)
Class R3
Proceeds from shares issued	868	2,266
Distributions reinvested	467	286
Cost of shares redeemed	(1,076)	(3,854)
Change in net assets resulting from Class R3 capital transactions	259	(1,302)
Class R4
Proceeds from shares issued	804	2,908
Distributions reinvested	733	375
Cost of shares redeemed	(1,039)	(3,639)
Change in net assets resulting from Class R4 capital transactions	498	(356)
Class R5
Proceeds from shares issued	7,063	18,610
Distributions reinvested	1,948	965
Cost of shares redeemed	(6,653)	(8,967)
Change in net assets resulting from Class R5 capital transactions	2,358	10,608
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	Undiscovered Managers Funds	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	Undiscovered Managers Behavioral Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$258,776	$981,369
Distributions reinvested	211,271	121,172
Cost of shares redeemed	(676,529)	(783,255)
Change in net assets resulting from Class R6 capital transactions	(206,482)	319,286
Total change in net assets resulting from capital transactions	$(318,439)	$480,740
SHARE TRANSACTIONS:
Class A
Issued	398	1,396
Reinvested	624	326
Redeemed	(1,150)	(2,115)
Change in Class A Shares	(128)	(393)
Class C
Issued	12	83
Reinvested	36	18
Redeemed	(69)	(115)
Change in Class C Shares	(21)	(14)
Class I
Issued	4,207	11,911
Reinvested	1,464	867
Redeemed	(6,535)	(13,356)
Change in Class I Shares	(864)	(578)
Class L
Issued	2,996	7,482
Reinvested	2,872	1,456
Redeemed	(6,053)	(6,815)
Change in Class L Shares	(185)	2,123
Class R2
Issued	13	37
Reinvested	17	9
Redeemed	(22)	(59)
Change in Class R2 Shares	8	(13)
Class R3
Issued	10	29
Reinvested	6	3
Redeemed	(13)	(48)
Change in Class R3 Shares	3	(16)
SEE NOTES TO FINANCIAL STATEMENTS.

10	Undiscovered Managers Funds	December 31, 2025

	Undiscovered Managers Behavioral Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R4
Issued	10	35
Reinvested	9	4
Redeemed	(13)	(43)
Change in Class R4 Shares	6	(4)
Class R5
Issued	86	213
Reinvested	24	11
Redeemed	(79)	(106)
Change in Class R5 Shares	31	118
Class R6
Issued	3,062	11,506
Reinvested	2,616	1,399
Redeemed	(8,059)	(9,276)
Change in Class R6 Shares	(2,381)	3,629
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	Undiscovered Managers Funds	11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Undiscovered Managers Behavioral Value Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$78.91	$0.65	$2.84	$3.49	$(1.23)	$(5.86)	$(7.09)
Year Ended June 30, 2025	78.33	0.98	3.22	4.20	(1.30)	(2.32)	(3.62)
Year Ended June 30, 2024	73.49	1.05	10.23	11.28	(1.15)	(5.29)	(6.44)
Year Ended June 30, 2023	74.51	0.85	4.68	5.53	(0.62)	(5.93)	(6.55)
Year Ended June 30, 2022	79.82	0.55	(3.28)	(2.73)	(0.54)	(2.04)	(2.58)
Year Ended June 30, 2021	43.66	0.49	36.02	36.51	(0.35)	—	(0.35)
Class C
Six Months Ended December 31, 2025 (Unaudited)	72.48	0.41	2.61	3.02	(0.87)	(5.86)	(6.73)
Year Ended June 30, 2025	72.22	0.53	2.98	3.51	(0.93)	(2.32)	(3.25)
Year Ended June 30, 2024	68.05	0.59	9.48	10.07	(0.61)	(5.29)	(5.90)
Year Ended June 30, 2023	69.37	0.42	4.39	4.81	(0.20)	(5.93)	(6.13)
Year Ended June 30, 2022	74.40	0.12	(3.02)	(2.90)	(0.09)	(2.04)	(2.13)
Year Ended June 30, 2021	40.67	0.16	33.58	33.74	(0.01)	—	(0.01)
Class I
Six Months Ended December 31, 2025 (Unaudited)	81.44	0.78	2.92	3.70	(1.42)	(5.86)	(7.28)
Year Ended June 30, 2025	80.74	1.22	3.32	4.54	(1.52)	(2.32)	(3.84)
Year Ended June 30, 2024	75.53	1.30	10.50	11.80	(1.30)	(5.29)	(6.59)
Year Ended June 30, 2023	76.37	1.07	4.79	5.86	(0.77)	(5.93)	(6.70)
Year Ended June 30, 2022	81.75	0.76	(3.37)	(2.61)	(0.73)	(2.04)	(2.77)
Year Ended June 30, 2021	44.72	0.70	36.85	37.55	(0.52)	—	(0.52)
Class L
Six Months Ended December 31, 2025 (Unaudited)	81.89	0.82	2.95	3.77	(1.51)	(5.86)	(7.37)
Year Ended June 30, 2025	81.15	1.31	3.33	4.64	(1.58)	(2.32)	(3.90)
Year Ended June 30, 2024	75.88	1.34	10.59	11.93	(1.37)	(5.29)	(6.66)
Year Ended June 30, 2023	76.71	1.14	4.81	5.95	(0.85)	(5.93)	(6.78)
Year Ended June 30, 2022	82.10	0.86	(3.38)	(2.52)	(0.83)	(2.04)	(2.87)
Year Ended June 30, 2021	44.88	0.75	37.05	37.80	(0.58)	—	(0.58)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	77.61	0.52	2.79	3.31	(1.02)	(5.86)	(6.88)
Year Ended June 30, 2025	77.12	0.71	3.18	3.89	(1.08)	(2.32)	(3.40)
Year Ended June 30, 2024	72.44	0.79	10.09	10.88	(0.91)	(5.29)	(6.20)
Year Ended June 30, 2023	73.53	0.61	4.61	5.22	(0.38)	(5.93)	(6.31)
Year Ended June 30, 2022	78.78	0.32	(3.23)	(2.91)	(0.30)	(2.04)	(2.34)
Year Ended June 30, 2021	43.14	0.29	35.61	35.90	(0.26)	—	(0.26)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	77.84	0.62	2.80	3.42	(1.20)	(5.86)	(7.06)
Year Ended June 30, 2025	77.30	0.90	3.21	4.11	(1.25)	(2.32)	(3.57)
Year Ended June 30, 2024	72.59	0.98	10.11	11.09	(1.09)	(5.29)	(6.38)
Year Ended June 30, 2023	73.66	0.79	4.64	5.43	(0.57)	(5.93)	(6.50)
Year Ended June 30, 2022	78.96	0.50	(3.22)	(2.72)	(0.54)	(2.04)	(2.58)
Year Ended June 30, 2021	43.23	0.48	35.65	36.13	(0.40)	—	(0.40)
SEE NOTES TO FINANCIAL STATEMENTS.

12	Undiscovered Managers Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$75.31	4.30%	$620,032	1.24%	1.59%	1.34%	17%
78.91	5.14	659,810	1.24	1.20	1.34	35
78.33	15.70	685,654	1.24	1.36	1.35	27
73.49	7.30	583,756	1.24	1.13	1.35	39
74.51	(3.56)	518,471	1.27	0.68	1.35	37
79.82	83.87	492,556	1.29	0.78	1.34	30

68.77	4.04	29,097	1.74	1.09	1.85	17
72.48	4.62	32,190	1.74	0.70	1.84	35
72.22	15.12	33,128	1.74	0.84	1.86	27
68.05	6.77	45,189	1.74	0.60	1.85	39
69.37	(4.04)	62,159	1.77	0.15	1.85	37
74.40	82.97	88,919	1.79	0.27	1.84	30

77.86	4.43	2,434,723	0.99	1.84	1.09	17
81.44	5.41	2,616,931	0.99	1.46	1.09	35
80.74	15.99	2,641,019	0.99	1.64	1.10	27
75.53	7.58	1,804,655	0.99	1.38	1.11	39
76.37	(3.32)	1,669,775	1.02	0.91	1.10	37
81.75	84.32	1,847,319	1.05	1.02	1.10	30

78.29	4.48	2,676,274	0.90	1.93	0.94	17
81.89	5.51	2,814,604	0.90	1.55	0.94	35
81.15	16.09	2,617,030	0.90	1.70	0.95	27
75.88	7.67	2,457,156	0.90	1.46	0.95	39
76.71	(3.20)	2,321,525	0.90	1.04	0.95	37
82.10	84.61	2,607,467	0.90	1.18	0.95	30

74.04	4.14	14,983	1.55	1.29	1.62	17
77.61	4.81	15,039	1.55	0.89	1.62	35
77.12	15.35	15,945	1.55	1.05	1.62	27
72.44	6.96	13,716	1.55	0.82	1.62	39
73.53	(3.83)	12,917	1.55	0.40	1.62	37
78.78	83.41	13,172	1.54	0.49	1.61	30

74.20	4.27	5,443	1.30	1.54	1.36	17
77.84	5.09	5,419	1.30	1.12	1.35	35
77.30	15.62	6,596	1.30	1.30	1.36	27
72.59	7.25	5,744	1.30	1.06	1.35	39
73.66	(3.59)	5,977	1.30	0.63	1.35	37
78.96	83.86	6,122	1.29	0.78	1.35	30
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	Undiscovered Managers Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Undiscovered Managers Behavioral Value Fund (continued)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	$81.11	$0.75	$2.92	$3.67	$(1.40)	$(5.86)	$(7.26)
Year Ended June 30, 2025	80.40	1.16	3.31	4.47	(1.44)	(2.32)	(3.76)
Year Ended June 30, 2024	75.25	1.22	10.49	11.71	(1.27)	(5.29)	(6.56)
Year Ended June 30, 2023	76.18	1.03	4.76	5.79	(0.79)	(5.93)	(6.72)
Year Ended June 30, 2022	81.55	0.81	(3.42)	(2.61)	(0.72)	(2.04)	(2.76)
Year Ended June 30, 2021	44.58	0.67	36.77	37.44	(0.47)	—	(0.47)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	81.78	0.84	2.92	3.76	(1.51)	(5.86)	(7.37)
Year Ended June 30, 2025	81.06	1.34	3.29	4.63	(1.59)	(2.32)	(3.91)
Year Ended June 30, 2024	75.81	1.33	10.59	11.92	(1.38)	(5.29)	(6.67)
Year Ended June 30, 2023	76.65	1.15	4.80	5.95	(0.86)	(5.93)	(6.79)
Year Ended June 30, 2022	82.04	0.87	(3.39)	(2.52)	(0.83)	(2.04)	(2.87)
Year Ended June 30, 2021	44.86	0.78	36.99	37.77	(0.59)	—	(0.59)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	82.11	0.87	2.95	3.82	(1.59)	(5.86)	(7.45)
Year Ended June 30, 2025	81.36	1.40	3.33	4.73	(1.66)	(2.32)	(3.98)
Year Ended June 30, 2024	76.05	1.44	10.61	12.05	(1.45)	(5.29)	(6.74)
Year Ended June 30, 2023	76.87	1.23	4.81	6.04	(0.93)	(5.93)	(6.86)
Year Ended June 30, 2022	82.27	0.95	(3.40)	(2.45)	(0.91)	(2.04)	(2.95)
Year Ended June 30, 2021	44.97	0.84	37.10	37.94	(0.64)	—	(0.64)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

14	Undiscovered Managers Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$77.52	4.40%	$8,471	1.05%	1.79%	1.10%	17%
81.11	5.35	8,345	1.05	1.39	1.10	35
80.40	15.92	8,592	1.05	1.55	1.11	27
75.25	7.50	7,249	1.05	1.33	1.10	39
76.18	(3.34)	6,205	1.05	0.99	1.12	37
81.55	84.31	2,690	1.05	1.02	1.11	30

78.17	4.48	32,597	0.90	1.97	0.95	17
81.78	5.51	31,603	0.90	1.59	0.94	35
81.06	16.08	21,759	0.90	1.68	0.95	27
75.81	7.67	21,861	0.90	1.48	0.95	39
76.65	(3.20)	17,819	0.90	1.05	0.95	37
82.04	84.60	19,235	0.90	1.20	0.95	30

78.48	4.53	3,024,187	0.80	2.03	0.84	17
82.11	5.61	3,359,425	0.80	1.66	0.84	35
81.36	16.21	3,033,579	0.80	1.81	0.85	27
76.05	7.78	2,535,276	0.80	1.57	0.85	39
76.87	(3.11)	2,248,260	0.80	1.14	0.85	37
82.27	84.79	2,142,164	0.80	1.29	0.84	30

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	Undiscovered Managers Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
Undiscovered Managers Funds (the “Trust”) was organized on September 29, 1997, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
Undiscovered Managers Behavioral Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	Diversified
The investment objective of the Fund is capital appreciation.
Class L Shares of the Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus. Effective April 1, 2025, all share classes of the Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

16	Undiscovered Managers Funds	December 31, 2025

The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,002,940	$—	$—	$9,002,940

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of December 31, 2025, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

December 31, 2025	Undiscovered Managers Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of December 31, 2025.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$152,130	$(152,130)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$21,135	$1,178,901	$1,173,572	$35	$(1)	$26,498	26,488	$860	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	132	709,165	550,308	—	—	158,989	158,989	1,231 *	—
Total	$21,267	$1,888,066	$1,723,880	$35	$(1)	$185,487		$2,091	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended December 31, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Transfer agency fees	$13	$1	$6	$5	$2	$1	$1	$1	$54	$84

18	Undiscovered Managers Funds	December 31, 2025

G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
I. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets.
A Sub-Advisory Agreement exists between JPMIM and Fuller & Thaler Asset Management, Inc. for the Fund. Under the terms of the Sub-Advisory Agreement, JPMIM pays the sub-adviser a portion of fees received by JPMIM at the annual rate of 0.55% of the Fund's average net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%

December 31, 2025	Undiscovered Managers Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2025, JPMDS retained the following:
Front-End Sales Charge	CDSC
$6	$—
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.10%	0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
1.24%	1.74%	0.99%	0.90%	1.55%	1.30%	1.05%	0.90%	0.80%

The expense limitation agreement was in effect for the six months ended December 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.
For the six months ended December 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
$1,791	$180	$1,011	$2,982	$48
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 was $19.

20	Undiscovered Managers Funds	December 31, 2025

G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$1,627,926	$2,643,232
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$7,882,952	$1,859,818	$739,830	$1,119,988
At June 30, 2025, the Fund did not have any net capital loss carryforwards.
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund at December 31, 2025. Average borrowings from the Facility during the six months ended December 31, 2025 were as follows:
Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
$41,060	4.67%	2	$11
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.

December 31, 2025	Undiscovered Managers Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended December 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of December 31, 2025, the Fund had three individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the Fund's outstanding shares, and collectively owning 50.2% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

22	Undiscovered Managers Funds	December 31, 2025

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-UM-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein and of the sub-advisory agreement for the Fund (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmarks, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received, and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). Such materials also included information relating to Fuller & Thaler Asset Management, Inc., the sub-adviser for the Fund (the “Sub-Adviser”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Fund, including risk and perfor mance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser or Sub-Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreements is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement and by the Sub-Adviser from the Adviser, as applicable, was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under each Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
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The background and experience of the Adviser’s and Sub-Adviser’s senior management and investment personnel, including personnel changes, if any;
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The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
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The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;

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Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
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The administration services provided by the Adviser in its role as Administrator;
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Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates, and Sub-Adviser, as applicable, gained from their experience as Trustees of the Fund and in the financial industry generally;
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The overall reputation and capabilities of the Adviser and its affiliates, and Sub-Adviser, as applicable;
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The commitment of the Adviser and Sub-Adviser, as applicable, to provide high quality service to the Fund;
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Their overall confidence in the Adviser’s and Sub-Adviser’s integrity; and
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The Adviser’s and Sub-Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and, as applicable, the Sub-Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefit that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception, prior to reaching scale. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of
Broadridge’s methodology for selecting mutual funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Group for Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Fund by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Fund’s performance for Class A shares was in the third, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that performance for Class L and Class R6 shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and the investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and the administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees also considered the fees paid by the Adviser to the Sub-Adviser out of the advisory fee. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class L shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class L shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee paid by the Fund to the Adviser and by the Adviser to the Sub-Adviser were fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
March 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
March 2, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 2, 2026